Taxes On Income (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 item	Dec. 31, 2011	Dec. 31, 2010
Taxes On Income [Line Items]
Effective tax rate	(26.00%)	17.80%	16.40%
Tax-exempt attributable to approved and privileged enterprise programs	$ 310,000
Income tax liability	56,000
Number of equal annual installments	3
Amortization period of certain tax benefits	8 years
Undistributed earnings of subsidiaries considered indefinitely reinvested	209,000
Corresponding unrecognized deferred tax liability	42,700
Tax loss carry-forwards	126,000
Tax loss carry-forwards that have no expiration date	92,000
Operating loss carry-forwards expiration date	2013 and 2029
Unrecognized tax benefits that would impact effective tax rate	37,804
Accrued interest related to income tax uncertainties	$ 4,107
2010 [Member]
Taxes On Income [Line Items]
Effective tax rate	25.00%
2012 [Member]
Taxes On Income [Line Items]
Effective tax rate	24.00%
Amended tax rate	15.00%
2012 And Onwards [Member]
Taxes On Income [Line Items]
Effective tax rate	25.00%
2013 And 2014 [Member]
Taxes On Income [Line Items]
Amended tax rate	12.50%
2014 [Member]
Taxes On Income [Line Items]
Amended tax rate	12.50%
2015 And Thereafter
Taxes On Income [Line Items]
Amended tax rate	12.00%
Maximum [Member]
Taxes On Income [Line Items]
Reduced corporate tax rate	25.00%
Effective corporate income tax rate under statutory linear formula provided in the Orde	17.50%
Minimum [Member]
Taxes On Income [Line Items]
Reduced corporate tax rate	10.00%
Effective corporate income tax rate under statutory linear formula provided in the Orde	6.00%